Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 33,884	$ 51,623
Prepaid expenses and other current assets	428	1,253
Total current assets	34,312	52,876
Property and equipment, net	30	35
In-process research and development	31,323	36,551
Goodwill	7,256	7,256
Other assets	158	612
Total assets	73,079	97,330
Current liabilities:
Accounts payable	1,966	2,792
Accrued liabilities	2,869	2,685
Total current liabilities	4,835	5,477
Deferred tax liabilities		926
Total liabilities	4,835	6,403
Commitments and contingencies (Note 6)
Stockholders’ equity:
Deferred shares, $1.098 par value, 40,000 shares authorized, issued and outstanding at June 30, 2016 and December 31, 2015	44	44
Ordinary shares, $0.01 par value, 600,000,000 shares authorized at June 30, 2016 and December 31, 2015 and 21,205,382 shares issued and outstanding at September 30, 2016 and December 31, 2015	212	212
Additional paid-in capital	173,328	170,910
Accumulated deficit	(105,799)	(80,803)
Non-controlling interest	459	564
Total stockholders’ equity	68,244	90,927
Total liabilities and stockholders’ equity	$ 73,079	$ 97,330